Note 10 - Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current:
Federal	$ 0	$ 0
State	87	109
Total current income taxes	87	109
Deferred:
Federal	0	0
State	(5)	(19)
Total deferred income taxes	(5)	(19)
Total provision for income taxes	$ 82	$ 90